UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period

_____________ to _____________

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: ____________________________

Central Index Key Number of securitizer: ___________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001257102

Citigroup Mortgage Loan Trust 2025-3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Ryan O’Connor, Citigroup Mortgage Loan Trust Inc., (212) 816-1273
R.J. Carlson, Sidley Austin LLP, (212) 839-6730

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Form ABS Due Diligence-15E
Schedule 2(a) – Seasoned Credit Compliance Report I Schedule 2(b) – Seasoned Credit Compliance Report I
Schedule 3(a) – Seasoned Credit Compliance Report II Schedule 3(b) – Seasoned Credit Compliance Report II Schedule 3(c) – Seasoned Credit Compliance Report II
Schedule 4(a) – Non-Seasoned Credit Compliance Report I Schedule 4(b) – Non-Seasoned Credit Compliance Report I Schedule 4(c) – Non-Seasoned Credit Compliance Report I
Schedule 5(a) – Non-Seasoned Credit Compliance Report II Schedule 5(b) – Non-Seasoned Credit Compliance Report II Schedule 5(c) – Non-Seasoned Credit Compliance Report II
Schedule 6(a) – Data Compare Report Schedule 6(b) – Data Compare Report Schedule 6(c) – Data Compare Report
Schedule 7(a) – Pay History Report Schedule 7(b) – Pay History Report
Schedule 8(a) – Servicing Comments Review Schedule 8(b) – Servicing Comments Review Schedule 8(c) – Servicing Comments Review
Schedule 9(a) – Title Report Schedule 9(b) – Title Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 14, 2025

CITIGROUP MORTGAGE LOAN TRUST INC. (Depositor)

By:	/s/ Michael Daniel
	Name:	Michael Daniel
	Title:	President